December 31, 2002



Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Evergreen Municipal Trust (the "Trust")
         Evergreen Florida High Income Municipal Bond Fund
         Evergreen Florida Municipal Bond Fund
         Evergreen Georgia Municipal Bond Fund
         Evergreen Maryland Municipal Bond FUnd
         Evergreen North Carolina Municipal Bond Fund
         Evergreen South Carolina Municipal Bond Fund
         Evergreen Virginia Municipal Bond Fund
         File Nos. 333-36033/811-08367


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Fund's most recent post-effective amendment
(Post-Effective    Amendment    No. 33  to    Registration    Statement   No.
333-36033/811-08367) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on December 27, 2002.

     If you have any questions or would like further information, please call me at (617) 210-3648.

                                           Very truly yours,

                                           /s/ Stephanie P. Thistlewood

                                          Stephanie P. Thistlewood